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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2010

Check here if Amendment[X]; Amendment Number: 1
 This Amendment (Check only one.):     [X] is a restatement.
                                      [ ] adds new holdings entries.

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103


Restated to reflect market values rounded to nearest one thousand dollars. 08/27/2010

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F-HR/A COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	45

Form 13F Table Value Total:  	141,448
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	   Value   Shares	Inv.	   Other    Voting Authority
							   x1000		Discretion Managers Sole      Shared  None

AMERICAN CAMPUS COMMUNITIES	COM		024835100  2,146   77,601 	SOLE	   N/A	     25,301   0	      52,300
APARTMENT INVT & MGMT CO -A	CL A		03748R101    641   34,841 	SOLE	   N/A	      4,541   0	      30,300
AMB PROPERTY CORP		COM		00163T109    587   21,538 	SOLE	   N/A	      2,838   0	      18,700
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109  1,350   19,976 	SOLE	   N/A	      7,576   0	      12,400
AVALONBAY COMMUNITIES INC	COM		053484101  5,371   62,197 	SOLE	   N/A	     18,536   0	      43,661
BRANDYWINE REALTY TRUST	S	H BEN INT NEW	105368203  2,114  173,174 	SOLE	   N/A	     57,374   0	      115,800
BIOMED REALTY TRUST INC		COM		09063H107  2,861  172,977 	SOLE	   N/A	     52,097   0	      120,880
BRE PROPERTIES INC		CL A		05564E106  2,498   69,870 	SOLE	   N/A	     20,470   0	      49,400
BOSTON PROPERTIES INC		COM		101121101  6,429   85,222 	SOLE	   N/A	     28,661   0	      56,561
CEDAR SHOPPING CENTERS INC	COM NEW		150602209    740   93,577 	SOLE	   N/A	     11,806   0	      81,771
MACK-CALI REALTY CORP		COM		554489104  2,881   81,719 	SOLE	   N/A	     27,119   0	      54,600
CAMDEN PROPERTY TRUST		SH BEN INT	133131102  1,490   35,786 	SOLE	   N/A	     10,786   0	      25,000
DEVELOPERS DIVERSIFIED RLTY	COM		251591103  3,397  279,112 	SOLE	   N/A	     84,792   0	      194,320
DOUGLAS EMMETT INC		COM		25960P109  2,039  132,667 	SOLE	   N/A	     43,877   0	      88,790
DIGITAL REALTY TRUST INC	COM		253868103  4,719   87,062 	SOLE	   N/A	     26,602   0	      60,460
DUKE REALTY CORP		COM NEW		264411505  3,849  310,401 	SOLE	   N/A	    109,601   0	      200,800
EASTGROUP PROPERTIES INC	COM		277276101    595   15,773 	SOLE	   N/A	      2,073   0	      13,700
EQUITY RESIDENTIAL		SH BEN INT	29476L107  7,871  201,039 	SOLE	   N/A	     60,809   0	      140,230
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206  2,302   31,622 	SOLE	   N/A	      4,122   0	      27,500
GAYLORD ENTERTAINMENT CO	COM		367905106  1,446   49,363 	SOLE	   N/A	      6,463   0	      42,900
GENERAL GROWTH PROPERTIES	COM		370021107  1,189   73,920 	SOLE	   N/A	     20,520   0	      53,400
GLIMCHER REALTY TRUST		SH BEN INT	379302102  1,253  247,065 	SOLE	   N/A	     77,950   0	      169,115
HEALTH CARE REIT INC		COM		42217K106  3,805   84,132 	SOLE	   N/A	     25,367   0	      58,765
HCP INC				COM		40414L109  7,008  212,377 	SOLE	   N/A	     64,257   0	      148,120
HRPT PROPERTIES TRUST		COM SH BEN INT	40426W101  1,289  165,717 	SOLE	   N/A	     21,717   0	      144,000
HOST HOTELS & RESORTS INC	COM		44107P104  4,031  275,177 	SOLE	   N/A	     83,947   0	      191,230
KIMCO REALTY CORP		COM		49446R109  5,296  338,635 	SOLE	   N/A	    102,245   0	      236,390
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108  1,684   72,268 	SOLE	   N/A	     27,168   0	      45,100
LIBERTY PROPERTY TRUST		SH BEN INT	531172104  1,205   35,512 	SOLE	   N/A	      4,612   0	      30,900
MACERICH CO/THE			COM		554382101  4,078  106,445 	SOLE	   N/A	     28,226   0	      78,219
NATIONWIDE HEALTH PPTYS INC	COM		638620104  3,058   87,003 	SOLE	   N/A	     28,122   0	      58,881
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108  1,725   42,983 	SOLE	   N/A	     13,077   0	      29,906
PLUM CREEK TIMBER CO		COM		729251108  1,784   45,858 	SOLE	   N/A	      5,858   0	      40,000
PROLOGIS			SH BEN INT	743410102  1,002   75,926 	SOLE	   N/A	     37,035   0	      38,891
PUBLIC STORAGE			COM		74460D109  8,043   87,432 	SOLE	   N/A	     25,479   0	      61,953
REGENCY CENTERS CORP		COM		758849103  3,049   81,374 	SOLE	   N/A	     24,374   0	      57,000
RAYONIER INC			COM		754907103  1,771   38,980 	SOLE	   N/A	      5,090   0	      33,890
SUNSTONE HOTEL INVESTORS INC	COM		867892101  1,270  113,677 	SOLE	   N/A	     14,877   0	      98,800
SL GREEN REALTY CORP		COM		78440X101  4,304   75,161 	SOLE	   N/A	     23,066   0	      52,095
SIMON PROPERTY GROUP INC	COM		828806109 13,965  166,443 	SOLE	   N/A	     49,708   0	      116,735
SOVRAN SELF STORAGE INC		COM		84610H108    999   28,660 	SOLE	   N/A	      3,760   0	      24,900
STARWOOD PROPERTY TRUST INC	COM		85571B105    602   31,182 	SOLE	   N/A	      4,282   0	      26,900
VORNADO REALTY TRUST		SH BEN INT	929042109  6,279   82,942 	SOLE	   N/A	     25,228   0	      57,714
VENTAS INC			COM		92276F100  6,637  139,781 	SOLE	   N/A	     42,513   0	      97,268
WYNDHAM WORLDWIDE CORP		COM		98310W108    795   30,880 	SOLE	   N/A	      3,980   0	      26,900

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08/27/2010
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
March 31, 2010.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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